Cover Page Cover Page	Jul. 28, 2021
Cover [Abstract]
Entity Central Index Key	0000909108
Title of 12(b) Security	Common Stock, no par value
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	DIAMOND HILL INVESTMENT GROUP, INC
Entity Incorporation, State or Country Code	OH
Document Type	8-K
Entity File Number	000-24498
Entity Tax Identification Number	65-0190407
Entity Address, Address Line One	325 John H. McConnell Blvd, Suite 200
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	255-3333
Trading Symbol	DHIL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false